Accounts Receivable, Net - Summary of Accounts Receivable, Net (Detail)	Dec. 31, 2014 USD ($)	Dec. 31, 2014 CNY	Dec. 31, 2013 CNY
Accounts Receivable, Net, Current [Abstract]
Accounts receivable		73,720,191	84,344,499
Allowance for doubtful accounts		(1,154,066)
Accounts receivable, net	$ 11,695,536	72,566,125	84,344,499